Stockholders' Equity - Summary of Warrants Outstanding (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Class Of Warrant Or Right [Line Items]
Number Outstanding	477,639
Warrant One [Member]
Class Of Warrant Or Right [Line Items]
Number Outstanding	463,735
Exercise Price Per Share | $ / shares	$ 64.92
Expiration Date	2019-12
Warrant Two [Member]
Class Of Warrant Or Right [Line Items]
Number Outstanding	144
Exercise Price Per Share | $ / shares	$ 104.65
Expiration Date	2021-03
Warrant Three [Member]
Class Of Warrant Or Right [Line Items]
Number Outstanding	1,066
Exercise Price Per Share | $ / shares	$ 281.50
Expiration Date	2023-07
Warrant Four [Member]
Class Of Warrant Or Right [Line Items]
Number Outstanding	6,830
Exercise Price Per Share | $ / shares	$ 43.93
Expiration Date	2023-11
Warrant Five [Member]
Class Of Warrant Or Right [Line Items]
Number Outstanding	2,978
Exercise Price Per Share | $ / shares	$ 50.37
Expiration Date	2024-06
Warrant Six [Member]
Class Of Warrant Or Right [Line Items]
Number Outstanding	2,886
Exercise Price Per Share | $ / shares	$ 51.98
Expiration Date	2024-12